SCHEDULE OF PROFORMA STATEMENT OF OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 1,173,398	$ 790,809	$ 2,168,529	$ 1,252,980		$ 2,478,736	$ 910,227
Loss from operations	(743,634)	(539,949)	(1,537,715)	(960,323)		(4,385,789)	(2,358,774)
Net loss	(1,388,525)	(373,214)	(4,950,087)	(2,192,939)		(7,020,137)	(3,125,595)
Selling, general and administrative expense	$ 1,031,515	$ 644,052	$ 1,970,851	$ 1,212,732		3,383,879	2,614,824
Pro Forma [Member] | Kona Gold Beverage INC [Member]
Revenues					$ 620,000	2,518,750	1,253,199
Loss from operations						(4,388,618)	(2,962,038)
Net loss					(127,200)	$ (7,022,966)	$ (3,727,484)
Direct cost of revenues					316,000
Selling, general and administrative expense					$ 431,200